UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management Advisors Inc

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        11/9/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              83

Form 13F Information Table Value Total:  $  149,380,805
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Veeco Instruments Inc                      Com            922417100   195810     8025          SOLE                Sole      0    0
Alere                                      Com            01449j105   198465    10100          SOLE                Sole      0    0
BB&T Capt Trust VI 9.6% 08/01/64 Series B  Com            05531b201   228994     8625          SOLE                Sole      0    0
American Express                           Com            025816109   233211     5194          SOLE                Sole      0    0
Illumina Inc                               Com            452327109   238154     5820          SOLE                Sole      0    0
Magellan Midstream Partners LP             Com            559080106   241600     4000          SOLE                Sole      0    0
Human Genome Sciences                      Com            444903108   254308    20040          SOLE                Sole      0    0
NorthWestern Corp                          Com            668074305   298639     9350          SOLE                Sole      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow)    Com            94979b204   301724    11940          SOLE                Sole      0    0
Sysco                                      Com            871829107   308210    11900          SOLE                Sole      0    0
Starwood Htls & Resorts                    Com            85590A401   311725     8030          SOLE                Sole      0    0
Royal Dutch Shell Cl-A ADR                 Com            780259206   317443     5160          SOLE                Sole      0    0
Dendreon Corp                              Com            24823Q107   362205    40245          SOLE                Sole      0    0
Joy Global                                 Com            481165108   383637     6150          SOLE                Sole      0    0
M&T Capital Trust IV 8.50% pfd A (c013113) Com            55292c203   386095    15029          SOLE                Sole      0    0
CVR Partners LP                            Com            126633106   391775    16650          SOLE                Sole      0    0
Aetna                                      Com            00817y108   403011    11090          SOLE                Sole      0    0
Salix Pharmaceuticals Ltd.                 Com            795435106   414844    14015          SOLE                Sole      0    0
Cameron International                      Com            13342B105   430354    10360          SOLE                Sole      0    0
Enterprise Products Partners               Com            293792107   431211    10740          SOLE                Sole      0    0
InterMune                                  Com            45884x103   505202    25010          SOLE                Sole      0    0
Calpine                                    Com            131347304   516384    36675          SOLE                Sole      0    0
Public Storage 6.875% Pfd Series M         Com            74460d232   552653    21758          SOLE                Sole      0    0
Merck                                      Com            58933y105   603152    18445          SOLE                Sole      0    0
Symantec                                   Com            871503108   641976    39385          SOLE                Sole      0    0
Waters                                     Com            941848103   666577     8830          SOLE                Sole      0    0
BorgWarner                                 Com            099724106   683384    11290          SOLE                Sole      0    0
Diageo PLC-Sponsored ADR                   Com            25243q205   685268     9025          SOLE                Sole      0    0
Hain Celestial Group                       Com            405217100   693332    22695          SOLE                Sole      0    0
Goldman Sachs                              Com            38141g104   721889     7635          SOLE                Sole      0    0
Hershey                                    Com            427866108   756928    12777          SOLE                Sole      0    0
FMC Corp                                   Com            302491303   766639    11085          SOLE                Sole      0    0
Dow Chemical                               Com            260543103   778351    34655          SOLE                Sole      0    0
Bruker                                     Com            116794108   785417    58050          SOLE                Sole      0    0
Tractor Supply                             Com            892356106   874795    13990          SOLE                Sole      0    0
Nordic American Tanker Shipping            Com            g65773106  1000677    70970          SOLE                Sole      0    0
3M                                         Com            88579Y101  1031981    14375          SOLE                Sole      0    0
BE Aerospace                               Com            073302101  1042137    31475          SOLE                Sole      0    0
CVS                                        Com            126650100  1144075    34060          SOLE                Sole      0    0
Varian Medical Systems                     Com            92220p105  1278233    24506          SOLE                Sole      0    0
Thermo Fisher Scientific                   Com            883556102  1287016    25415          SOLE                Sole      0    0
National Oilwell Varco                     Com            637071101  1295866    25300          SOLE                Sole      0    0
EOG Resources                              Com            26875p101  1300974    18321          SOLE                Sole      0    0
Google Cl A                                Com            38259p508  1350435     2622          SOLE                Sole      0    0
Western Gas Partners LP                    Com            958254104  1381362    40905          SOLE                Sole      0    0
Cisco                                      Com            17275R102  1422203    91755          SOLE                Sole      0    0
Schlumberger                               Com            806857108  1548082    25918          SOLE                Sole      0    0
Monsanto                                   Com            61166w101  1570766    26162          SOLE                Sole      0    0
Cummins                                    Com            231021106  1663044    20365          SOLE                Sole      0    0
Cullen Frost Bankers                       Com            229899109  1671368    36445          SOLE                Sole      0    0
Southern Cal Edison 6.05% Var Rate Pfd     Com            842400756  1723225    17200          SOLE                Sole      0    0
Xilinx                                     Com            983919101  1822667    66424          SOLE                Sole      0    0
Teva Pharmaceutical ADR                    Com            881624209  1849090    49680          SOLE                Sole      0    0
Waste Management                           Com            94106L109  1883270    57840          SOLE                Sole      0    0
Sempra Energy                              Com            816851109  1894170    36780          SOLE                Sole      0    0
Apple Computer                             Com            037833100  1914608     5021          SOLE                Sole      0    0
Greenlight Capital                         Com            G4095J109  2028268    97795          SOLE                Sole      0    0
Loews Corp                                 Com            540424108  2320724    67170          SOLE                Sole      0    0
Ultra Petroleum Corp                       Com            903914109  2383643    85990          SOLE                Sole      0    0
Life Technologies                          Com            53217v109  2425202    63107          SOLE                Sole      0    0

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Corning                                    Com            219350105  2493197   201715          SOLE                Sole      0    0
Canadian Natural Resources                 Com            136385101  2595078    88660          SOLE                Sole      0    0
Altera                                     Com            021441100  2749258    87195          SOLE                Sole      0    0
Applied Materials                          Com            038222105  2779232   268395          SOLE                Sole      0    0
Wal-Mart                                   Com            931142103  2817651    54290          SOLE                Sole      0    0
Novartis AG ADR                            Com            66987v109  2989830    53610          SOLE                Sole      0    0
Emerson Electric                           Com            291011104  3209580    77695          SOLE                Sole      0    0
Sociedad Quimica y Minera de Chile SA      Com            833635105  3227414    67505          SOLE                Sole      0    0
Pepsico                                    Com            713448108  3395710    54858          SOLE                Sole      0    0
Rogers                                     Com            775109200  3570327   104365          SOLE                Sole      0    0
Costco Wholesale                           Com            22160k105  3738968    45525          SOLE                Sole      0    0
US Bancorp Float Rate Pfd 3.5%min(c041511) Com            902973155  3973052   187940          SOLE                Sole      0    0
American Tower Corp Cl A                   Com            029912201  4032848    74960          SOLE                Sole      0    0
Procter & Gamble                           Com            742718109  4201786    66505          SOLE                Sole      0    0
Halliburton                                Com            406216101  4221862   138331          SOLE                Sole      0    0
Coca Cola                                  Com            191216100  4250537    62915          SOLE                Sole      0    0
Vodafone PLC ADR                           Com            92857w209  4425811   172479          SOLE                Sole      0    0
Wells Fargo                                Com            949746101  4446996   184370          SOLE                Sole      0    0
Microsoft                                  Com            594918104  4946663   198741          SOLE                Sole      0    0
Johnson & Johnson                          Com            478160104  5055649    79379          SOLE                Sole      0    0
Qualcomm                                   Com            747525103  5298797   108961          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B                Com            084670702  5504037    77478          SOLE                Sole      0    0
Exxon Mobil                                Com            30231g102  8660077   119236          SOLE                Sole      0    0


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